Investments - Fair Value Hierarchy of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Non-current and current investments
Fair value through other comprehensive income	£ 9	£ 48
Available-for-sale			£ 2,621
Fair value through profit or loss	11	6	7
Total	20	54	2,628
Level 1
Non-current and current investments
Fair value through other comprehensive income	0	38
Available-for-sale			32
Fair value through profit or loss	11	6	7
Total	11	44	39
Level 2
Non-current and current investments
Fair value through other comprehensive income	0	0
Available-for-sale			2,575
Fair value through profit or loss	0	0	0
Total	0	0	2,575
Level 3
Non-current and current investments
Fair value through other comprehensive income	9	10
Available-for-sale			14
Fair value through profit or loss	0		0
Total	£ 9	£ 10	£ 14